Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2021
Cost	—	1,123	1,123
Depreciation	—	(962)	(962)
Net carrying amount	—	161	161

Acquisitions	—	115	115
Depreciation charges	—	(90)	(90)
Balance at December 31, 2021	—	186	186

At January 1, 2022
Cost	—	1,205	1,205
Depreciation	—	(1,019)	(1,019)
Net carrying amount	—	186	186

Acquisitions	16,569	13	16,582
Depreciation charges	(913)	(108)	(1,021)
Translation differences	—	(1)	(1)
Balance at December 31, 2022	15,656	90	15,746

At December 31, 2022
Cost	16,569	1,212	17,781
Depreciation	(913)	(1,122)	(2,035)
Net carrying amount	15,656	90	15,746